UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Report to Stockholders.

(a)

ARK 21Shares Blockchain and Digital Economy Innovation ETF Ticker: ARKD Listed on: Cboe BZX Exchange, Inc.	March 31, 2025 Semi-Annual Shareholder Report https://www.21shares-funds.com/product/arkd

This semi-annual shareholder report contains important information about the ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.21shares-funds.com/product/arkd. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.55%

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,580,192	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	11	Advisory Fees Paid	$12,033
Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Financials	38.7%
Information Technology	10.5%
Consumer Discretionary	4.4%
Investments Purchased with Proceeds from Securities Lending	1.8%
Cash and Cash Equivalents	44.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.21shares-funds.com/product/arkd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ARK 21Shares Active Bitcoin Futures Strategy ETF Ticker: ARKA Listed on: Cboe BZX Exchange, Inc.	March 31, 2025 Semi-Annual Shareholder Report https://www.21shares-funds.com/product/arka

This semi-annual shareholder report contains important information about the ARK 21Shares Active Bitcoin Futures Strategy ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.21shares-funds.com/product/arka. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$39	0.70%

KEY FUND STATISTICS (as of Period End)
Net Assets	$9,156,642	Advisory Fees	$52,638
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	(2,458)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$50,180
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
CME Bitcoin Futures	99.4%
CME Micro Bitcoin Futures	0.5%
Cash and Cash Equivalents	0.1%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.21shares-funds.com/product/arka. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ARK 21Shares Active Ethereum Futures Strategy ETF Ticker: ARKZ Listed on: Cboe BZX Exchange, Inc.	March 31, 2025 Semi-Annual Shareholder Report https://www.21shares-funds.com/product/arkz

This semi-annual shareholder report contains important information about the ARK 21Shares Active Ethereum Futures Strategy ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.21shares-funds.com/product/arkz. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$29	0.70%

KEY FUND STATISTICS (as of Period End)
Net Assets	$4,719,182	Advisory Fees	$23,600
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	(1,250)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$22,350
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
CME Ether Futures	99.1%
CME Micro Ether Futures	0.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.21shares-funds.com/product/arkz. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 53.6%	Shares	Value
Asset Management & Custody Banks - 4.4%
Galaxy Digital Holdings Ltd. (a)(b)	14,800	$156,017

Broadline Retail - 4.4%
MercadoLibre, Inc. (a)	80	156,070

Diversified Banks - 2.9%
NU Holdings Ltd. - Class A (a)	10,143	103,864

Financial Exchanges & Data - 13.4%
Coinbase Global, Inc. - Class A (a)	2,797	481,727

Internet Services & Infrastructure - 10.5%
Shopify, Inc. - Class A (a)	3,921	374,377

Investment Banking & Brokerage - 5.0%
Robinhood Markets, Inc. - Class A (a)	4,323	179,923

Transaction & Payment Processing Services - 13.0%
Block, Inc. (a)	5,874	319,135
PayPal Holdings, Inc. (a)	2,228	145,377
		464,512
TOTAL COMMON STOCKS (Cost $1,813,395)		1,916,490

EXCHANGE TRADED FUNDS - 45.8%
ARK 21Shares Active Bitcoin Futures Strategy ETF (c)(d)	21,169	1,109,535
ARK 21Shares Active Ethereum Futures Strategy ETF (d)	26,929	530,730
TOTAL EXCHANGE TRADED FUNDS (Cost $2,060,512)		1,640,265

SHORT-TERM INVESTMENTS - 2.5%
Investments Purchased with Proceeds from Securities Lending - 1.8%
First American Government Obligations Fund - Class X, 4.27% (e)	65,957	65,957

Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.27% (e)	25,102	25,102
TOTAL SHORT-TERM INVESTMENTS (Cost $91,059)		91,059

TOTAL INVESTMENTS - 101.9% (Cost $3,964,966)		$3,647,814
Liabilities in Excess of Other Assets - (1.9)%		(67,622)
TOTAL NET ASSETS - 100.0%		$3,580,192

Percentages are stated as a percent of net assets.

ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $57,455, which represented 1.6% of net assets.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARK 21SHARES ACTIVE BITCOIN FUTURES STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 140.0%	Shares	Value
Money Market Funds - 68.0%
First American Government Obligations Fund - Class X, 4.27% (a)	6,230,062	$6,230,062

U.S. Treasury Bills - 72.0%	Par
4.19%, 04/29/2025 (b)(c)	$1,180,000	1,176,182
4.18%, 05/29/2025 (b)(c)	5,450,000	5,413,561
		6,589,743
TOTAL SHORT-TERM INVESTMENTS (Cost $12,819,805)		12,819,805

TOTAL INVESTMENTS - 140.0% (Cost $12,819,805)		$12,819,805
Money Market Deposit Account - 2.8% (d)		260,303
Liabilities in Excess of Other Assets - (42.8)% (e)		(3,923,466)
TOTAL NET ASSETS - 100.0%		$9,156,642

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.
(c)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. The total value of assets committed as collateral as of March 31, 2025 is $6,360,182.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.11%.

(e)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2025, the value of these assets total $2,454,117.

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
CME Micro Bitcoin Futures	6	04/25/2025	$49,626	$1,013
CME Bitcoin Futures	22	04/25/2025	9,098,100	(104,335)
Net Unrealized Appreciation (Depreciation)				$(103,322)

CONSOLIDATED SCHEDULE OF OPEN REVERSE REPURCHASE AGREEMENTS
March 31, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc	6.00%	3/28/2025	04/29/2025	$(1,074,673)	$(1,073,957)
StoneX Financial, Inc	6.00%	3/28/2025	05/29/2025	(5,158,482)	(5,155,045)
				$(6,233,155)	$(6,229,002)

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

ARK 21SHARES ACTIVE ETHEREUM FUTURES STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 126.1%	Shares	Value
Money Market Funds - 62.4%
First American Government Obligations Fund - Class X, 4.27% (a)	2,943,945	$2,943,945

U.S. Treasury Bills - 63.7%	Par
4.19%, 04/29/2025 (b)(c)	$300,000	299,029
4.18%, 05/29/2025 (b)(c)	2,725,000	2,706,781
		3,005,810
TOTAL SHORT-TERM INVESTMENTS (Cost $5,949,755)		5,949,755

TOTAL INVESTMENTS - 126.1% (Cost $5,949,755)		$5,949,755
Money Market Deposit Account - 2.6% (d)		124,989
Liabilities in Excess of Other Assets - (28.7)% (e)		(1,355,562)
TOTAL NET ASSETS - 100.0%		$4,719,182

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.
(c)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. The total value of assets committed as collateral as of March 31, 2025 is $3,005,401.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.11%.

(e)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2025, the value of these assets total $1,700,364.

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
CME Micro Ether Futures	221	04/25/2025	$40,531	$(1,419)
CME Ether Futures	51	04/25/2025	4,676,700	(288,751)
Net Unrealized Appreciation (Depreciation)				$(290,170)

CONSOLIDATED SCHEDULE OF OPEN REVERSE REPURCHASE AGREEMENTS
March 31, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc	6.00%	3/28/2025	05/29/2025	$(2,652,238)	$(2,650,471)
StoneX Financial, Inc	6.00%	3/28/2025	04/29/2025	(293,093)	(292,898)
				$(2,945,331)	$(2,943,369)

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

(b) Not applicable

ARK 21SHARES ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

ARK 21Shares Blockchain and Digital Economy Innovation ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$2,007,549
Investments in affiliated securities, at value (See Note 2 and 7)	1,640,265
Interest receivable	28
Security lending income receivable (See Note 5)	110
Total assets	3,647,952

LIABILITIES:
Payable to adviser (See Note 4)	1,803
Payable upon return of securities loaned (See Note 5)	65,957
Total liabilities	67,760
NET ASSETS	$3,580,192

NET ASSETS CONSISTS OF:
Paid-in capital	$3,960,280
Total distributable earnings (accumulated deficit)	(380,088)
Total net assets	$3,580,192

Net assets	$3,580,192
Shares issued and outstanding(a)	100,000
Net asset value per share	$35.80

COST:
Investments in unaffiliated securities, at cost	$1,904,454
Investments in affiliated securities, at cost	$2,060,512

LOANED SECURITIES:
at value (included in investments)	$57,455

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$12,819,805	$5,949,755
Deposit at broker for other investments	2,454,117	1,700,364
Cash - interest bearing deposit account	260,303	124,989
Interest receivable	5,079	1,887
Total assets	15,539,304	7,776,995

LIABILITIES:
Reverse repurchase agreements	6,229,002	2,943,369
Variation margin on futures contracts	147,651	111,886
Payable to adviser (See Note 4)	6,009	2,558
Total liabilities	6,382,662	3,057,813
NET ASSETS	$9,156,642	$4,719,182

NET ASSETS CONSISTS OF:
Paid-in capital	$6,030,349	$7,380,443
Total distributable earnings (accumulated deficit)	3,126,293	(2,661,261)
Total net assets	$9,156,642	$4,719,182

Net assets	$9,156,642	$4,719,182
Shares issued and outstanding(a)	175,000	240,000
Net asset value per share	$52.32	$19.66

COST:
Investments in unaffiliated securities, at cost	$12,819,805	$5,949,755

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

ARK 21Shares Blockchain and Digital Economy Innovation ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$64,715
Interest income	143
Securities lending income (See Note 5)	509
Total investment income	65,367

EXPENSES:
Investment advisory fee (See Note 4)	12,033
Total expenses	12,033
NET INVESTMENT INCOME	53,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	93,760
Investments in affiliated securities	(37,267)
Foreign currency translation	(90)
Net realized gain (loss)	56,403

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(189,395)
Investments in affiliated securities	(127,740)
Foreign currency translation	(421)
Net change in unrealized appreciation (depreciation)	(317,556)
Net realized and unrealized gain (loss)	(261,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(207,819)

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
INVESTMENT INCOME:
Interest income	$243,900	$104,746
Other income	261	190
Total investment income	244,161	104,936

EXPENSES:
Investment advisory fee (See Note 4)	52,638	23,600
Interest expense	2,458	1,250
Total expenses	55,096	24,850
Investment expense reimbursement	(2,458)	(1,250)
NET INVESTMENT INCOME	191,523	81,336

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:		(2,373,325
Investments in unaffiliated securities	4	101
Futures contracts	3,224,946	(2,373,426)
Net realized gain (loss)	3,224,950	(2,373,325)

Net change in unrealized appreciation (depreciation) on:
Future contracts	(110,490)	(115,394)
Net change in unrealized appreciation (depreciation)	(110,490)	(115,394)
Net realized and unrealized gain (loss)	3,114,460	(2,488,719)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,305,983	$(2,407,383)

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	ARK 21Shares Blockchain and Digital Economy Innovation ETF
	Period ended March 31, 2025 (Unaudited)	Period ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$53,334	$269,490
Net realized gain (loss)	56,403	431,495
Net change in unrealized appreciation (depreciation)	(317,556)	404
Net increase (decrease) in net assets from operations	(207,819)	701,389

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(253,409)	(269,683)
Total distributions to shareholders	(253,409)	(269,683)

CAPITAL TRANSACTIONS:
Subscriptions	1,017,046	3,487,992
Redemptions	—	(895,324)
Net increase (decrease) in net assets from capital transactions	1,017,046	2,592,668

NET INCREASE (DECREASE) IN NET ASSETS	555,818	3,024,374

NET ASSETS:
Beginning of the period	3,024,374	—
End of the period	$3,580,192	$3,024,374

SHARES TRANSACTIONS
Subscriptions	20,000	100,000
Redemptions	—	(20,000)
Total increase (decrease) in shares outstanding	20,000	80,000

(a)	Inception date of the Fund was November 14, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	ARK 21 Shares Active Bitcoin Futures Strategy ETF		ARK 21 Shares Active Ethereum Futures Strategy ETF
	Period ended March 31, 2025 (Unaudited)	Period ended September 30, 2024(a)	Period ended March 31, 2025 (Unaudited)	Period ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$191,523	$372,977	$81,336	$233,101
Net realized gain (loss)	3,224,950	3,929,753	(2,373,325)	(1,790,519)
Net change in unrealized appreciation (depreciation)	(110,490)	7,168	(115,394)	(174,776)
Net increase (decrease) in net assets from operations	3,305,983	4,309,898	(2,407,383)	(1,732,194)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(592,249)	(3,904,502)	(88,431)	(222,748)
Total distributions to shareholders	(592,249)	(3,904,502)	(88,431)	(222,748)

CAPITAL TRANSACTIONS:
Subscriptions	2,780,137	21,056,208	1,187,738	13,875,962
Redemptions	(7,215,115)	(10,590,033)	(1,070,936)	(4,842,518)
ETF transaction fees (See Note 1)	135	6,180	164	19,528
Net increase (decrease) in net assets from capital transactions	(4,434,843)	10,472,355	116,966	9,052,972

NET INCREASE (DECREASE) IN NET ASSETS	(1,721,109)	10,877,751	(2,378,848)	7,098,030

NET ASSETS:
Beginning of the period	10,877,751	—	7,098,030	—
End of the period	$9,156,642	$10,877,751	$4,719,182	$7,098,030

SHARES TRANSACTIONS
Subscriptions	50,000	450,000	40,000	400,000
Redemptions	(125,000)	(200,000)	(40,000)	(160,000)
Total increase (decrease) in shares outstanding	(75,000)	250,000	—	240,000

(a)	Inception date of the Fund was November 13, 2023.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
ARK 21Shares Blockchain and Digital Economy Innovation ETF
3/31/2025(f)	$37.80	0.56	(0.03)	0.53	(2.53)	(2.53)	$35.80	-0.29%	$3,580	0.55%	0.55%	2.44%	10%
9/30/2024(g)	$24.73	3.58	12.84	16.42	(3.35)	(3.35)	$37.80	65.97%	$3,024	0.55%	0.55%	10.27%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was November 14, 2023.
(h)	Information was not presented within the audited annual report dated September 30, 2024.

CONSOLIDATED FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
ARK 21 Shares Active Bitcoin Futures Strategy ETF
3/31/2025(f)	$43.51	0.74	10.40	11.14	(2.33)	(2.33)	–(g)	$52.32	24.76%	$9,157	0.73%	0.70%	2.55%	0%
9/30/2024(h)	$37.37	1.63	20.17	21.80	(15.69)	(15.69)	0.03	$43.51	57.62%	$10,878	0.77%	0.70%	3.28%	0%

ARK 21 Shares Active Ethereum Futures Strategy ETF
3/31/2025(f)	$29.58	0.38	(9.88)	(9.50)	(0.42)	(0.42)	–(g)	$19.66	-32.61%	$4,719	0.74%	0.70%	2.41%	0%
9/30/2024(h)	$26.63	0.98	2.72	3.70	(0.83)	(0.83)	0.08	$29.58	13.70%	$7,098	0.78%	0.70%	3.07%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was November 13, 2023.
(i)	Information was not presented within the audited annual report dated September 30, 2024.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

ARK 21Shares Blockchain and Digital Economy Innovation ETF (“ARKD”), ARK 21Shares Active Bitcoin Futures Strategy ETF (“ARKA”), and ARK 21Shares Active Bitcoin Ethereum Strategy ETF (“ARKZ” and individually a “Fund” or collectively the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to seek capital appreciation.

Fund	Ticker	Commencement of Operations	Creation Unit Size
ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARKD	November 14, 2023	20,000
ARK 21Shares Active Bitcoin Futures Strategy ETF	ARKA	November 13, 2023	25,000
ARK 21Shares Active Ethereum Futures Strategy ETF	ARKZ	November 13, 2023	20,000

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is March 31, 2025, and the period covered by these Notes to Financial Statements is from October 1, 2024 to March 31, 2025 (the “current fiscal period”).

Wholly-owned and Controlled Subsidiaries

In order to achieve its investment objective, each of ARKA and ARKZ can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, ARK 21Shares Active Bitcoin Futures Cayman Ltd. (“Bitcoin CFC”) and ARK 21Shares Active Ethereum Futures Cayman Ltd. (“Ethereum CFC”), respectively, which acts as an investment vehicle in order to enter into certain investments for ARKA and ARKZ to each be consistent with its investment objective and policies specified in the Prospectus and Statement of Additional Information.

At the current fiscal period, investments in the Bitcoin CFC represented 14.7% of the total assets of ARKA and investments in the Ethereum CFC represented 20.1% of the total assets of ARKZ.

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

The Consolidated Financial Statements of ARKA and ARKZ include the investment activity and financial statements of Bitcoin CFC and Ethereum CFC, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in the subsidiary, each Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to each Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as each Fund when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and 21Shares US LLC are co -“commodity pool operators” each registered with and regulated by the Commodity Futures Trading Commission (“CFTC”) and National Futures Association (“NFA”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ARKD
Assets
Common Stocks	$1,916,490	$—	$—	$1,916,490
Exchange Traded Funds	1,640,265	—	—	1,640,265
Investments Purchased with Proceeds from Securities Lending	65,957	—	—	65,957
Money Market Funds	25,102	—	—	25,102
Total Investments in Securities	$3,647,814	$—	$—	$3,647,814

ARKA
Assets
Money Market Funds	$6,230,062	$—	$—	$6,230,062
U.S. Treasury Bills	—	6,589,743	—	6,589,743
Total Investments in Securities	$6,230,062	$6,589,743	$—	$12,819,805

Other Financial Instruments:
Futures Contracts*	$1,013	$—	$—	$1,013
Total Other Financial Instruments	$1,013	$—	$—	$1,013

Liabilities
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(6,229,002)	$—	$(6,229,002)
Futures Contracts*	(104,335)	—	—	(104,335)
Total Investments in Securities	$(104,335)	$(6,229,002)	$—	$(6,333,337)

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ARKZ
Assets
Money Market Funds	$2,943,945	$—	$—	$2,943,945
U.S. Treasury Bills	—	3,005,810	—	3,005,810
Total Investments in Securities	$2,943,945	$3,005,810	$—	$5,949,755

Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(2,943,369)	$—	$(2,943,369)
Futures Contracts*	(290,170)	—	—	(290,170)
Total Investments in Securities	$(290,170)	$(2,943,369)	$—	$(3,233,539)

Refer to the Schedule of Investments & Consolidated Schedule of Investments for additional information.
*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any,

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ARKD	$(350,566)	$350,566
ARKA	7,163	(7,163)
ARKZ	1,789,495	(1,789,495)

NOTE 3 – DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

ARKA and ARKZ have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Each Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

A futures contract is an agreement between two parties to buy and sell a financial instrument to set a price on a future date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the futures contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the futures contract. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. During the current fiscal period, the Fund utilized derivatives to provide indirect exposure to the Bitcoin and/or Ethereum underlying the futures contracts. The following table presents the types of derivatives held by each subsidiary, Bitcoin CFC or Ethereum CFC, at the current fiscal period, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives	Fair Value of Deposit at Broker for Futures		Value of Unrealized Appreciation (Depreciation)*
Derivatives Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	ARKA	ARKZ	ARKA	ARKZ
Futures contracts	Commodity risk	Deposit at broker for futures	$2,454,117	$1,700,364	$(103,322)	$(290,170)

* Includes cumulative appreciation and depreciation on futures contracts as reported on the Consolidated Schedule of Open Futures Contracts. Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund's Consolidated Statement of Operations for the current fiscal period, is as follows:

Consolidated Statement of Operations Location	ARKA	ARKZ
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$3,224,946	$(2,373,426)
Net change in unrealized appreciation (depreciation) on futures contracts	$(110,490)	$(115,394)

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

During the current fiscal period, the average notional value of futures contracts in each Fund was the following:

ARKA	ARKZ
$14,527,818	$6,619,904

Each Fund does not have the right to offset financial assets and liabilities related to futures contracts on the    Consolidated Statement of Assets and Liabilities.

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Below is the information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of the current fiscal, in each Fund:

	Maturity Date	Borrowing Rate	Outstanding Amount
ARKA	May 29, 2025	6.00%	$5,155,045
	April 29, 2025	6.00%	1,073,957
ARKZ	May 29, 2025	6.00%	2,650,471
	April 29, 2025	6.00%	292,898

During the current fiscal period, the average daily balance and average interest rate in effect for reverse repurchase agreements when outstanding were as follows:

	Average Daily Balance	Average Interest Rate
ARKA	$3,750,766	6.00%
ARKZ	1,929,819	6.00%

For the current fiscal period, interest expense from reverse repurchase agreements is recorded on the Consolidated Statement of Operations and totaled as follows:

Interest Expense
ARKA	$2,458
ARKZ	$1,250

As of the current fiscal period, the percentage of net assets comprised of outstanding reverse repurchase agreements was as follows:

ARKA	68.0%
ARKZ	62.4%

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
ARKA	U.S. Treasury Bills	$—	$1,096,381	$5,263,801	$—	$6,360,182
ARKZ	U.S. Treasury Bills	—	299,013	2,706,388	—	3,005,401

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which each Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund is required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund. Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Collateral
				Non-Cash Collateral (Pledged) Received*	Cash Collateral (Pledged) Received*	Net Amount
ARKA
Reverse Repurchase Agreements	$6,229,002	$—	$6,229,002	$(6,229,002)	$—	$—

ARKZ
Reverse Repurchase Agreements	$2,943,369	$—	$2,943,369	$(2,943,369)	$—	$—

* Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.

Reverse repurchase transactions are entered into by the Fund under Maser Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ARKD	0.55%
ARKA	0.70%
ARKZ	0.70%

Effective May 24, 2024, the Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of each ARKA and ARKZ to the extent necessary to offset net interest expenses incurred in connection with its respective investments in reverse repurchase agreements (“Fee Waiver”). This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust. There shall be no recoupment by the Adviser. For the current fiscal period, ARKA waived $2,458 of the Adviser’s management fees and ARKZ waived $1,250 of the Adviser’s management fees.

21Shares US LLC (“21Shares” or “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for selecting each Fund’s investments in accordance with each Fund’s investment objectives, policies and restrictions, subject to the overall supervision and oversight of the Adviser and the Board. 21Shares will not be responsible for selecting brokers or placing the Fund’s trades. Rather, 21Shares will provide trade recommendations to the Adviser and, in turn, the Adviser will be responsible for selecting brokers and placing the Fund’s trades.

ARK Investment Management LLC (“ARK”), an investment adviser registered with the SEC, serves as investment sub-subadviser to each Fund pursuant to an investment sub-subadvisory agreement between ARK and 21Shares. ARK provides non-discretionary advice to 21Shares related to the spot bitcoin market. 21Shares may, in its sole discretion, consider the advice provided by ARK when making investment decisions for the Fund to the extent 21Shares deems necessary.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
ARKD	$57,455	$65,957	1.60%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

ARKD	$509

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ARKD	$410,923	$628,009
ARKA	—	—
ARKZ	—	—

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ARKD	$1,014,168	$—
ARKA	—	—
ARKZ	—	—

There were no purchases or sales of U.S. Government securities during the current fiscal period.

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The ARKD’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The ARKD had the following transactions with such affiliated ARK 21Shares ETFs during the current fiscal period:

	ARKA	ARKZ	TOTAL
Value, Beginning of Period	$743,954	$520,194	$1,264,148
Purchases	381,078	345,048	726,126
Proceeds from Sales	(142,677)	(42,325)	(185,002)
Net Realized Gains (Losses)	(23,509)	(13,758)	(37,267)
Change in Unrealized Appreciation (Depreciation)	150,689	(278,429)	(127,740)
Value, End of Period	$1,109,535	$530,730	$1,640,265
Dividend Income	$53,874	$10,841	$64,715

Shares, Beginning of Period	17,071	17,586	34,657
Number of Shares Purchased	6,584	10,493	17,077
Number of Shares Sold	(2,486)	(1,150)	(3,636)
Shares, End of Period	21,169	26,929	48,098

NOTE 8 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2024, for each Fund were as follows:

	ARKD	ARKA	ARKZ
Tax cost of Investments	$3,107,203	$9,531,176	$8,029,185
Gross tax unrealized appreciation	481,765	—	—
Gross tax unrealized depreciation	(563,198)	—	—
Net tax unrealized appreciation (depreciation)	$(81,433)	$—	$—
Undistributed ordinary income	162,573	406,094	9,568
Undistributed long-term gain	—	—	—
Total distributable earnings	162,573	406,094	9,568
Other accumulated gain (loss)	—	6,465	(175,015)
Total accumulated gain (loss)	$81,140	$412,559	$(165,447)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2024, the Funds did not defer any post-October capital or late-year losses.

At September 30, 2024, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ARKD	$—	$—
ARKA	(703)	—
ARKZ	(239)	—

ARK 21SHARES ETFs

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and the fiscal period ended September 30, 2024, were as follows:

	Current Fiscal Period	Fiscal Period Ended September 30, 2024
	Ordinary Income	Ordinary Income
ARKD	$253,409	$269,683
ARKA	592,249	3,904,502
ARKZ	88,431	222,748

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements

ARK 21SHARES ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund were as follows:

ARKD	0.00%
ARKA	0.00%
ARKZ	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for each Fund for the fiscal period ended September 30, 2024, were as follows:

ARKD	0.00%
ARKA	0.00%
ARKZ	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fun for the fiscal period ended September 30, 2024, were as follows:

ARKD	0.00%
ARKA	0.00%
ARKZ	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 4, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	June 4, 2025